Derivatives	12 Months Ended
Dec. 31, 2017
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Derivatives

NOTE 18—DERIVATIVES

Derivative financial instruments are used by the TIM Group to hedge its exposure to foreign exchange rate risk, to manage interest rate risk and to diversify the parameters of debt so that costs and volatility can be reduced to within predetermined operational limits.

Derivative financial instruments in place at December 31, 2017 are principally used to manage debt positions. They include interest rate swaps (IRSs) to reduce interest rate exposure on fixed-rate and variable-rate bank loans and bonds, as well as cross currency and interest rate swaps (CCIRSs), currency forwards and foreign exchange options to convert the loans/receivables secured in currencies different from the functional currencies of the various Group companies.

IRS transactions, provide for or may entail, at specified maturity dates, the exchange of flows of interest, calculated on the notional amount, at the agreed fixed or variable rates.

The same also applies to CCIRS transactions which, in addition to the settlement of periodic interest flows, may provide for the exchange of principal, in the respective currencies of denomination, at maturity and possibly spot.

The following table shows the derivative financial instruments of the TIM Group at December 31, 2017 and at December 31, 2016, by type (for cross currency and interest rate swaps the notional amount refers to the synthetic coverage):

Type	Hedged Risk	Notional amount at 12/31/2017	Notional amount at 12/31/2016	Spot(*) Mark-to-Market (Clean Price) at 12/31/2017	Spot(*) Mark-to-Market (Clean Price) at 12/31/2016
		(millions of euros)
Interest rate swaps	Interest rate risk	4,334	3,334	2	42
Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk		851		46

Total Fair Value Hedge Derivatives		4,334	4,185	2	88

Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk	7,100	7,952	(325)	551

Total Cash Flow Hedge Derivatives		7,100	7,952	(325)	551

Total Non-Hedge Accounting Derivatives		213	484	15	51

Total TIM Group Derivatives		11,647	12,621	(308)	690

(*)	Spot Mark-to-market above represents the market measurement of the derivative net of the accrued portion of the flow in progress.

The hedging of cash flows by cash flow hedges was considered highly effective and at December 31, 2017 led to:

•	recognition in equity of unrealized losses of 28 million euros;

•	reversal from equity to the income statement of net expenses from exchange rate adjustments of 985 million euros.

The transactions hedged by cash flow hedges will generate cash flows and will produce economic effects in the income statement in the periods indicated in the following table:

Currency of denomination	Notional amount in currency of denomination (millions)	Start of period	End of period	Rate applied	Interest period
GBP	850	Jan-18	Jun-19	6.375%	Annually
GBP	375	Jan-18	May-23	5.875%	Annually
USD	186	Jan-18	Oct-29	5.450%	Semiannually
USD	1,000	Jan-18	Nov-33	6.375%	Semiannually
USD	1,000	Jan-18	July-36	7.200%	Semiannually
USD	677	Jan-18	Jun-18	6.999%	Semiannually
USD	1,000	Jan-18	Jun-38	7.721%	Semiannually
USD	760	Jan-18	Jun-19	7.175%	Semiannually
USD	1,000	Jan-18	Sept-34	6.000%	Semiannually
USD	1,500	Jan-18	May-24	5.303%	Semiannually
USD	186	Jan-18	Oct-29	0.750%	Semiannually

The method selected to test the effectiveness retrospectively and, whenever the principal terms do not fully coincide, prospectively, for cash flow hedge derivatives and fair value hedge derivatives is the Volatility Risk Reduction (VRR) Test. This test assesses the ratio between the portfolio risk (where the portfolio means the derivative and the item hedged) and the risk of the hedged item taken separately. In essence, the portfolio risk must be significantly less than the risk of the hedged item.

The ineffective portion recognized in the income statement from designated cash flow hedge derivatives during 2017 was negative by 23 million euros (without considering the effects due to the application of Credit Value Adjustment/Debt Value Adjustment—CVA/DVA).